Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net sales:
Products	$ 10,687,793	¥ 876,399,000	¥ 935,280,000	¥ 964,974,000
Post sales and rentals	11,229,597	920,827,000	901,402,000	951,740,000
Other revenue	1,295,744	106,251,000	104,654,000	99,097,000
Total	23,213,134	1,903,477,000	1,941,336,000	2,015,811,000
Cost of sales:
Products	7,639,341	626,426,000	647,155,000	681,863,000
Post sales and rentals	5,469,244	448,478,000	427,796,000	434,182,000
Other revenue	926,232	75,951,000	77,444,000	78,227,000
Total	14,034,817	1,150,855,000	1,152,395,000	1,194,272,000
Gross profit	9,178,317	752,622,000	788,941,000	821,539,000
Selling, general and administrative expenses	8,579,402	703,511,000	729,220,000	753,285,000
Restructuring charges	367,915	30,169,000	885,000
Loss on impairment of goodwill	335,256	27,491,000
Loss on impairment of long-lived assets	116,085	9,519,000	765,000	2,353,000
Operating income (loss)	(220,341)	(18,068,000)	58,071,000	65,901,000
Other (income) expenses:
Interest and dividend income	(38,159)	(3,129,000)	(2,985,000)	(3,471,000)
Interest expense	85,110	6,979,000	8,528,000	8,139,000
Foreign currency exchange loss, net	53,110	4,355,000	5,956,000	5,159,000
Loss on impairment of securities	61,122	5,012,000	1,844,000	169,000
Other, net	7,951	652,000	559,000	(1,177,000)
Total	169,134	13,869,000	13,902,000	8,819,000
Income (loss) before income taxes and equity in earnings of affiliates	(389,476)	(31,937,000)	44,169,000	57,082,000
Provision for income taxes:
Current	394,012	32,309,000	21,501,000	27,544,000
Deferred	(293,732)	(24,086,000)	909,000	521,000
Total	100,280	8,223,000	22,410,000	28,065,000
Equity in earnings (losses) of affiliates	476	39,000	(22,000)	6,000
Net income (loss)	(489,280)	(40,121,000)	21,737,000	29,023,000
Net income attributable to noncontrolling interests	54,134	4,439,000	3,107,000	1,979,000
Net income (loss) attributable to Ricoh Company, Ltd.	$ (543,414)	¥ (44,560,000)	¥ 18,630,000	¥ 27,044,000
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	$ (0.75)	¥ (61.42)	¥ 25.68	¥ 37.27
Diluted	$ (0.75)	¥ (61.42)	¥ 25.15	¥ 36.25
Cash dividends paid	$ 0.40	¥ 33.00	¥ 33.00	¥ 31.50
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	$ 3.75	¥ (307.10)	¥ 128.40	¥ 186.35
Diluted	$ 3.75	¥ (307.10)	¥ 125.75	¥ 181.25
Cash dividends paid	$ 2.01	¥ 165	¥ 165	¥ 158